STADION INVESTMENT TRUST

Stadion Managed Risk 100 Fund Class A Shares (ETFFX) Class C Shares (ETFYX) Class I Shares (ETFVX)	Stadion Defensive International Fund Class A Shares (STOAX) Class C Shares (STOGX) Class I Shares (STOIX)
Stadion Tactical Income Fund Class A Shares (TACFX) Class C Shares (TACCX)* Class I Shares (TACSX)	Stadion Tactical Growth Fund Class A Shares (ETFAX) Class C Shares (ETFCX) Class I Shares (ETFOX)
Stadion Trilogy Alternative Return Fund Class A Shares (STTGX) Class C Shares (STTCX) Class I Shares (STTIX)	Stadion Tactical Defensive Fund Class A Shares (ETFRX) Class C Shares (ETFZX) Class I Shares (ETFWX)

*	As of the date of this Prospectus, Class C Shares of the Stadion Tactical Income Fund have not commenced operations.

SUPPLEMENT

Dated January 1, 2015

This Supplement updates the following, as described below:

•
the Prospectus, dated September 26, 2014 (“Prospectus”), for the Stadion Managed Risk 100 Fund, Stadion Defensive International Fund, Stadion Tactical Income Fund, Stadion Tactical Growth Fund, Stadion Trilogy Alternative Return Fund and Stadion Tactical Defensive Fund (each a “Fund” and together the “Funds”), each a series of the Stadion Investment Trust (the “Trust”), and

•
the SAI, dated September 26, 2014 (“SAI”), for the Stadion Managed Risk 100 Fund, Stadion Defensive International Fund, Stadion Tactical Income Fund, Stadion Tactical Growth Fund, Stadion Trilogy Alternative Return Fund and Stadion Tactical Defensive Fund (each a “Fund” and together the “Funds”).

Each of the foregoing funds is a series of the Stadion Investment Trust. Please keep this supplement for future reference.

PROSPECTUS

Changes to Stadion Tactical Growth Fund “Fees and Expenses of the Growth Fund”

The section entitled “Annual Fund Operating Expenses.” on page 40 of the Prospectus is deleted and replaced in its entirety with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.25%	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	None
Other Expenses	0.35%	0.39%	0.34%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	2.10%	2.89%	1.84%
Management Fee Waivers and Expense Reimbursements(3)	-0.30%	-0.34%	-0.29%
Total Annual Fund Operating Expenses After Management Fee Waivers and Expense Reimbursements(3)	1.80%	2.55%	1.55%

(1)
In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.

(2)	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.
(3)
The Growth Fund’s investment adviser, Stadion Money Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Growth Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C and Class I shares to not more than 1.30% of the average daily net assets allocable to each Class of the Growth Fund. The Expense Limitation Agreement is currently in effect until October 1, 2016. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three fiscal years prior to the request shall be repaid to the Adviser by the Growth Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Growth Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). The Expense Limitation Agreement may be terminated by the Stadion Investment Trust or the Adviser at the end of its then-current term upon not less than 90 days’ notice.

Example

This Example is intended to help you compare the cost of investing in shares of the Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Growth Fund’s operating expenses remain the same, except that the contractual arrangement to waive Management Fees and reimburse expenses remains in effect only until October 1, 2015. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Assuming Redemption at End of Period
	1 Year	3 Years	5 Years	10 Years
Class A	$747	$1,168	$1,612	$2,841
Class C	$358	$863	$1,492	$3,185
Class I	$158	$550	$968	$2,132

	Assuming No Redemption
	1 Year	3 Years	5 Years	10 Years
Class C	$258	$863	$1,492	$3,185

Change to Management of the Stadion Tactical Growth Fund

Effective December 19, 2014, the table located under the section titled “Management of the Fund” on page 49 of the Prospectus shall be deleted and replaced in its entirety to read as follows:

MANAGEMENT OF THE FUND

Stadion Money Management, LLC is the Growth Fund’s investment adviser.

The Adviser employs a team of investment professionals responsible for the day-to-day management of the Growth Fund’s investments. The portfolio management team is led by Paul M. Frank and consists of Brad A. Thompson and William McGough.

Name	Title with the Adviser	Length of Service to the Fund
Paul M. Frank	Senior Portfolio Manager	Since April 2013*
Brad A. Thompson, CFA	Chief Investment Officer	Since April 2013
William McGough, CFA	Vice President – Portfolio Management	Since April 2013

*	Paul Frank managed the Predecessor Fund since its inception in 2004.

Change to Management of the Funds

Effective December 19, 2014, under this section titled “Growth Fund Portfolio Managers” on page 62 of the Prospectus is deleted and replaced in its entirety with the following:

The Growth Fund is managed by a portfolio management team led by Paul M. Frank and consisting of Mr. Thompson, and Mr. McGough.  The portfolio management team is responsible for the day-to-day management of the Growth Fund. Mr. Frank has served as Lead Portfolio Manager of the Growth Fund since December 2014 and has served as Senior Portfolio Manager of the Adviser since joining the Adviser in 2013.  Mr. Frank was formerly President of Aviemore Asset Management, LLC, the Predecessor Fund’s former investment adviser.  Mr. Frank has been a member of the Fund and Predecessor Fund’s portfolio management team since its inception.  Mr. Thompson and Mr. McGough joined the portfolio management team in 2013.

Change to Additional Information Regarding Portfolio Managers

Effective December 19, 2014, under this section titled “Paul M. Frank” on page 63 of the Prospectus is deleted and replaced in its entirety with the following:

Paul M. Frank. Mr. Frank is the Lead Portfolio Manager of the Growth Fund and has served in this capacity since December 2014.  He has served as a Senior Portfolio Manager of the Adviser since joining the Adviser in 2013. Mr. Frank founded Aviemore Asset Management, LLC in 1993 and served as its President until 2013. He also served as President, Treasurer, Trustee and Chief Compliance Officer of Aviemore Funds from 2004 until 2013. Mr. Frank has a Bachelor of Arts in History and Economics from Drew University. Mr. Frank also completed a Masters of Business Administration in Finance from Fordham University’s Graduate School of Business Administration in 1992, earning the Dean’s award for academic excellence and named class valedictorian.

STATEMENT OF ADDITIONAL INFORMATION

Changes to “Investment Adviser”

The section entitled “Managed Fund, Defensive Fund, International Fund, Alternative Fund, and Growth Fund” on page 34 of the SAI is deleted and replaced in its entirety with the following:

Managed Fund, Defensive Fund, International Fund and Alternative Fund. The Adviser receives a monthly advisory fee from each of the Managed Fund, Defensive Fund, International Fund and Alternative Fund equal to an annual rate of 1.25% of the Fund’s average daily net assets up to $150 million and 1.00% of such assets over $150 million. In addition, the Adviser has entered into an Expense Limitation Agreement on behalf of each Fund, under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, payments, if any, under the Rule 12b-1 Plan and Acquired Fund Fees and Expenses) to not more than 1.70% of each Fund’s average daily net assets until October 1, 2015. As a result, the Managed Fund, Defensive Fund, International Fund and Alternative Fund’s “Net Annual Fund Operating Expenses” (excluding 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) will be limited, until at least October 1, 2015 to 1.95% of average daily net assets allocable to Class A shares, 2.70% of such assets allocable to Class C shares and 1.70% of average daily net assets allocable to Class I shares. It is expected that the Expense Limitation Agreements will continue from year-to-year provided such continuance is approved by the Board.

Growth Fund. The Adviser receives a monthly advisory fee from the Growth Fund equal to an annual rate of    1.25% of the Fund’s average daily net assets up to $150 million and 1.00% of such assets over $150 million. In addition, the Adviser has entered into an Expense Limitation Agreement on behalf of the Growth Fund, under which the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Growth Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, payments, if any, under the Rule 12b-1 Plan and Acquired Fund Fees and Expenses) to not more than 1.30% of the Growth Fund’s average daily net assets until October 1, 2016. As a result, the Growth Fund’s “Net Annual Fund Operating Expenses” (excluding 12b-1 fees, interest, taxes, brokerage commissions, extraordinary expenses and Acquired Fund Fees and Expenses) will be limited, until at least October 1, 2016 to 1.55% of average daily net assets allocable to Class A shares, 2.30% of such assets allocable to Class C shares and 1.30% of average daily net assets allocable to Class I shares. Pursuant to the Expense Limitation Agreement, if the Adviser so requests, any Fund Operating Expenses waived or reimbursed by the Adviser pursuant to the Agreement that had the effect of reducing the Growth Fund’s Fund Operating Expenses from 1.70% (or lower) to 1.30% within the most recent three fiscal years prior to the request shall be repaid to the Adviser by the Growth Fund; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may otherwise agree). It is expected that the Expense Limitation Agreement will continue from year-to-year provided such continuance is approved by the Board.

The section entitled “Portfolio Managers” on page 35 of the SAI is deleted and replaced in its entirety with the following:

PORTFOLIO MANAGERS. A management team consisting of Judson P. Doherty, Brad A. Thompson, and William McGough is responsible for the day-to-day management of the portfolio for the Managed Fund and Defensive Fund. A management team consisting of Brad A. Thompson, John M. Wiens and William McGough is responsible for the day-to-day management of the portfolio for the International Fund. A management team consisting of Brad A. Thompson, Jonathan W. Weaver and David C. Pursell is responsible for the day-to-day management of the portfolio for the Alternative Fund. A management team consisting of Brad A. Thompson, Clayton Fresk and John M. Wiens is responsible for the day-to-day management of the portfolio for the Income Fund. A management team led by Paul M. Frank and consisting of Brad A. Thompson and William McGough is responsible for the day-to-day management of the portfolio for the Growth Fund.